Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The Company’s audited consolidated financial statements as of December 31, 2023 and 2022 and for each of the years in the three-year period ended December 31, 2023 have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). Any reference in these notes to applicable guidance refers to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The accompanying consolidated financial statements include the accounts of the Company and Enlivex Therapeutics R&D Ltd. and Enlivex Therapeutics RDO Ltd., its wholly owned subsidiaries incorporated in Israel, and Enlivex Therapeutics Inc., its wholly owned subsidiary incorporated in the State of Delaware.

All intercompany accounts and transactions have been eliminated in consolidation.

The significant accounting policies described below have been applied on a consistent basis for all years presented.

The financial statements have been prepared on the basis of historical cost, subject to adjustment of financial assets and liabilities to their fair value through profit or loss. The Company classifies its expenses on the statement of comprehensive loss based on the operating characteristics of such expenses.

Use of estimates

Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions, it also requires that management exercise its judgment in applying the Company’s accounting policies. The Company’s management believes that the estimates, judgments and assumptions used were reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts in the statements of operations during each reporting period. Actual results could differ materially from those estimates.

Functional currency and translation to the reporting currency

Functional currency and translation to the reporting currency

The functional currency of the Company is the U.S. dollar because the U.S. dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future. The functional currency of Enlivex Therapeutics R&D Ltd. was the New Israeli Shekel (“NIS”) until September 30, 2021. The Company reassessed the functional currency and determined that the U.S. dollar would be the functional currency prospectively from September 30, 2021. Balances related to non-monetary assets and liabilities are based on translated amounts as of the date of the change, and non-monetary assets acquired and liabilities incurred after September 30, 2021 were translated at the approximate exchange rate prevailing at the date of the transaction. Transactions included in the statement of income until the date of change were translated at average exchange rates during the applicable period, and transactions after September 30, 2021 were translated at the approximate exchange rate in effect at the time of the transaction. Gains or losses resulting from translation adjustments until September 30, 2021 are reported in other comprehensive income (loss).

The following table presents data regarding U.S. dollar exchange rates:

	At December 31,
	2023		2022		2021

1 U.S. $ =	NIS	3.627	NIS	3.519	NIS	3.110
Increase (decrease) during the year		3.069%		13.15%		(3.27)%

Cash and cash equivalents	Cash and cash equivalents Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Restricted cash

Restricted cash

Amounts included in restricted cash are held in interest bearing saving accounts and represent cash amounts required to be set aside by a contractual agreement for the rental of the Company’s premises and for credit cards and cash amounts required to be set aside by other contractual agreements.

Marketable securities

Marketable securities

The Company has an investment policy that includes guidelines on acceptable investment securities, minimum credit quality, maturity parameters, and concentration and diversification. The Company may invest its excess cash in mutual funds that are classified based on the nature of their underlying securities and their availability for use in current operations. The Company’s marketable equity securities are measured at fair value with gains and losses recognized in other income/(expense), net.

Net gain (loss) recognized on equity securities for the years ended December 31, 2023, 2022 and 2021 were $0 thousand, $(1,983) thousand and $5,590.

Property and equipment

Property and equipment

Property and equipment are stated at historical cost less depreciation. Assets are depreciated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%
Computers	33.33
Office furniture and equipment	7
Leasehold improvements	16.67
Laboratory equipment	15-30

Impairment of non-financial assets

Impairment of non-financial assets

The long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, “Property, Plant, and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. ASC 360 requires three steps to identify, recognize and measure the impairment of a long-lived asset (asset group) to be held and used:

Step 1 - consider whether indicators of impairment are present;

Step 2 - if indicators of impairment are present, perform a recoverability test comparing the sum of the estimated undiscounted cash flows attributable to the long-lived asset or asset group in question to the carrying amount of the long-lived asset or asset group; and

Step 3 - if the undiscounted cash flows used in the recoverability test are less than the carrying amount of the long-lived asset (asset group), estimate the fair value of the long-lived asset or asset group and recognize an impairment loss when the carrying amount of the long-lived asset or asset group exceeds the estimated fair value.

During the years 2023, 2022, and 2021, no impairment losses were identified, other than with respect to assets held for sale. See Note 16.

Leases

Leases

In accordance with ASU No. 2016-02, Leases (Topic 842), right-of-use (“ROU”) assets represent our right to use the underlying leased assets over the lease term, and lease liabilities represent our obligation to make lease payments arising from the related leases. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Lease terms may include options to extend or terminate the lease when we believe it is reasonably certain that we will exercise such options. Operating lease ROU assets are reported in other assets, and operating lease liabilities are reported in accounts payable and accrued liabilities (current), and other long-term liabilities (non-current) in our consolidated balance sheets.

Because the Company’s leases do not provide an implicit interest rate, the Company uses its estimated incremental borrowing rate to determine the present value of lease payments. Lease expenses for operating lease payments are recognized on a straight-line basis over the lease term, and the related ROU assets and liabilities are reduced to the present value of the remaining lease payments at the end of each period. Short-term leases (with a term of 12 months or less) are not recorded as ROU assets or liabilities in the consolidated balance sheets. The Company’s lease agreements include rental payments that adjust periodically for inflation and do not contain any material residual value guarantees or material restrictive covenants.

Assets and liabilities classified as held for sale

Assets and liabilities classified as held for sale

The Company classifies an asset group (an “asset”) as held for sale in the period during which (i) the Company has approved and committed to a plan to sell the asset, (ii) the asset is available for immediate sale in its present condition, (iii) an active program to locate a buyer and other actions required to sell the asset have been initiated, (iv) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year, (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and (vi) it is unlikely that significant changes to the plan will be made or that the plan will be abandoned. The Company initially and subsequently measures a long-lived asset that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in operating loss for the period in which the held for sale criteria are met. Upon designation as an asset held for sale, the Company stops recording depreciation or amortization expense on the asset. The Company assesses the fair value of assets held for sale less any costs to sell at each reporting period until the asset is no longer classified as held for sale.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated balance sheets. The Company classified certain long-lived assets and liabilities as held for sale as of December 31, 2023 and recorded impairment charges of $4,244 thousand for the year then ended.

Stock-based compensation

Stock-based compensation

The Company accounts for stock-based compensation arrangements with employees and non-employees using a fair value method which requires the recognition of compensation expense for costs related to all stock-based payments including stock options. The fair value method requires the Company to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted that are expensed on a straight-line basis over the requisite service period, which is generally the vesting period. The Company accounts for forfeitures as they occur. Option valuation models, including the Black-Scholes option-pricing model, require the input of several assumptions. Changes in the assumptions used can materially affect the grant-date fair value of an award. These assumptions include the risk-free interest rate, expected dividend yield, expected volatility and the expected life of the award.

Employee benefits

Employee benefits

The Company is required by Israeli law to make severance payments to Israeli employees upon their dismissal or termination of employment in certain circumstances. The Company operates a number of post-employment defined contribution plans. A defined contribution plan is a program that benefits an employee after termination of employment, under which the Company regularly makes fixed payments to a fund administered by a separate and independent entity so that the Company has no legal or constructive obligation to pay additional contributions if such fund does not contain sufficient assets to pay all employees the benefits to which they may be entitled relating to employee service in the current and prior periods. The fund assets are not included in the Company’s consolidated balance sheets. The Company operates pension and severance compensation plans subject to Section 14 of the Israeli Severance Pay Law. The plans are funded through payments to insurance companies or pension funds administered by trustees. In accordance with its terms, the plans meet the definition of a defined contribution plan.

Short term employee benefits - Labor laws in Israel entitle every employee to vacation days, paid sick leave and recreation pay, computed annually. The Company recognizes a liability and an expense in respect of vacation and recreation pay based on the individual entitlement of each employee.

Revenue recognition	Revenue recognition The Company has not yet generated any revenue from product sales or otherwise.
Research and development expenses, net

Research and development expenses, net

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, subcontractors and materials used for research and development activities, including clinical trials, manufacturing costs, consulting fees and facilities and overhead costs. All costs associated with research and developments are expensed as incurred. As of December 31, 2023, the Company had not yet capitalized development expenses. Costs incurred in purchasing technology assets and intellectual property are charged to research and development expense if the technology has not been conclusively proven to be feasible and has no alternative future use.

Grants received from Israel Innovation Authority, Ministry of Industry, Trade and Labor (the “IIA”), are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there was reasonable assurance the grant will be received. The grant is deducted from the research and development expenses as the applicable costs are incurred.

Clinical trial expenses are charged to research and development expense as incurred. The Company’s objective is to reflect the appropriate trial expense in the consolidated financial statements by matching the appropriate expenses with the period in which services and efforts are expended. In the event advance payments are made, the payments are recorded as assets, which are expensed as services are rendered.

Preclinical and clinical trial accruals

Preclinical and clinical trial accruals

The Company makes estimates of its accrued expenses as of each balance sheet date in the financial statements based on the facts and circumstances known at that time. Accrued expenses for preclinical studies and clinical trials are based on estimates of costs incurred and fees that may be associated with services provided by contract research organizations, clinical trial sites and other clinical trial-related activities. Payments under certain contracts with such parties depend on factors such as successful enrollment of patients, site initiation and the completion of clinical trial milestones. If possible, the Company obtains information regarding unbilled services directly from these service providers. However, the Company may be required to estimate these services based on other available information. If the Company underestimates or overestimates the activities or fees associated with a study or service at a given point in time, adjustments to research and development expenses may be necessary in future periods. Historically, estimated accrued liabilities have approximated actual expense incurred.

General and administrative

General and administrative

General and administrative expenses consist of compensation and related benefits, including stock-based compensation, for executive and corporate personnel; professional and consulting fees; and allocated overhead, such as facilities and equipment rent and maintenance, insurance costs allocated to general and administrative expenses, costs of patent applications, maintenance, depreciation expense and other miscellaneous expenses which are allocated to general and administrative expense.

Patents

Patents

The Company expenses all costs associated with patents (including application fees, and the legal and consulting expenses related to making such applications) for product candidates under development as incurred. As a result of the Company’s research and development efforts, the Company regularly applies for patents to protect proprietary technology and inventions. To date, the Company has not capitalized patent costs. The Company recorded charges to general and administrative expenses in the accompanying statements of operations and comprehensive loss of approximately $391 thousand, $536 thousand and $373 thousand for the years ended December 31, 2023, 2022 and 2021, respectively, related to patent costs.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with ASC 740-10 “Accounting for Income Taxes”, which requires the use of the liability method of accounting for income taxes, whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

As the Company is currently engaged primarily in development activities and is not expected to generate taxable income in the foreseeable future, the Company provides a valuation allowance to reduce deferred tax assets to their estimated realizable value.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2023, the Company recorded a liability of $605 thousand for uncertain tax positions. The Company does not expect that the amount of uncertain tax positions will change within the next year.

Loss per share

Loss per share

Basic loss per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential shares in accordance with ASC 260, “Earnings per Share.”

All outstanding restricted stock units, options and warrants for the years ended December 31, 2023, 2022 and 2021 have been excluded from the calculation of diluted net loss per share because all such securities are anti-dilutive for all such years. For the years ended December 31, 2023, 2022 and 2021, the total weighted average number of shares related to outstanding potential shares excluded from the calculations of diluted net loss per share was 3,144,994, 2,902,423 and 2,910,491, respectively. The following data show the amounts used in computing loss per share and the effect on loss:

	Year ended December 31,
(in thousands except share and per share data)	2023	2022	2021
Basic and diluted loss per share:
Loss from continuing operations	$(29,068)	$(31,060)	$(14,468)

Number of common shares at the beginning of the year	18,421,852	18,331,507	14,587,934
Weighted average number of shares issued for cash	110,249	-	2,485,245
Weighted average number of stock options exercised	-	13,015	16,715
Weighted average number of restricted stock units vested	42,383	50,364	-
Weighted average number of warrants exercised	-	-	769,819
Number of shares used in per share computation	18,574,484	18,394,886	17,859,713

Basic and diluted net loss per share	$(1.56)	$(1.69)	$(0.81)

Concentrations of credit risk

Concentrations of credit risk:

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and bank deposits.

Cash and cash equivalents, restricted cash and deposits are invested in major banks in Israel. Such deposits in Israel are not insured. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

The Company had no foreign exchange contracts or any other hedging arrangements as of December 31, 2023.

Fair value of financial instruments

Fair value of financial instruments

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”),the guidance defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance does not apply to measurements related to share-based payments. The guidance discusses valuation techniques such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, deposits, accounts receivable, accounts payable, accrued liabilities, and lease liability. Fair value estimates of these instruments are made at each reporting period end based on relevant market information. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and accrued liabilities are generally considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company believes that the fair value of the lease liability approximates its carrying value.

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

The financial instruments presented on the balance sheet at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - inputs other than quoted prices included within level 1 that are observable either directly or indirectly.

Level 3 - inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive loss is the change in shareholders’ equity from transactions and other events and circumstances other than those resulting from investments by shareholders and distributions to shareholders.

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”. This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general-purpose financial statements.

The Company’s other comprehensive income for the year ended December 31, 2021 was composed of gains resulting from translating financial statements in currencies other than the U.S. dollar into U.S. dollars.

Reclassification

Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation.  Such reclassifications did not have any significant impact on the Company’s equity, net income or cash flows.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

From time to time, the Financial Accounting Standards Board (the “FASB”) or other standard-setting bodies issue accounting standards that are adopted by the Company as of the specified effective date.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments – Credit Losses (Topic 326) – Measurement of Credit Losses on Financial Instruments, which replaces the “incurred loss” credit losses framework with a new accounting standard that requires management’s measurement of the allowance for credit losses to be based on a broader range of reasonable and supportable information for lifetime credit loss estimates. This guidance is effective for fiscal years beginning after December 15, 2022, and the adoption of this standard in 2023 did not have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40); Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which addresses issues identified as a result of the complexities associated with applying U.S. GAAP for certain financial instruments with characteristics of liabilities and equity. This update addresses, among other things, the number of accounting models for convertible debt instruments and convertible preferred stock, targeted improvements to the disclosures for convertible instruments and earnings-per-share (“EPS”) guidance and amendments to the guidance for the derivatives scope exception for contracts in an entity’s own equity, as well as the related EPS guidance. This update applies to all entities that issue convertible instruments and/or contracts in an entity’s own equity. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. FASB specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The adoption of ASU 2020-06 on January 1, 2022 did not have a material impact on the Company’s consolidated financial statements and disclosures.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40); Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options, a consensus of the FASB Emerging Issues Task Force (“ASU 2021-04”), which aims to clarify and reduce diversity in issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. This update applies to all entities that issue freestanding written call options that are classified in equity. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. FASB specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The adoption of ASU 2021-04 on January 1, 2022 did not have a material impact on the Company’s consolidated financial statements and disclosures.

Recently Issued Accounting Pronouncements Not Yet Effective

Recently Issued Accounting Pronouncements Not Yet Effective

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to provide enhanced segment disclosures. The standard will require disclosures about significant segment expenses and other segment items and identifying the Chief Operating Decision Maker and how they use the reported segment profitability measures to assess segment performance and allocate resources. These enhanced disclosures are required for all entities on an interim and annual basis, even if they have only a single reportable segment. The standard is effective for years beginning after December 15, 2023 and interim periods within annual periods beginning after December 15, 2024, and early adoption is permitted. The Company does not believe that adoption of this ASU will have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to provide enhancements to annual income tax disclosures. The standard will require more detailed information in the rate reconciliation table and for income taxes paid, among other enhancements. The standard is effective for years beginning after December 15, 2024, early adoption is permitted. The Company does not believe that adoption of this ASU will have a material impact on the Company’s consolidated financial statements.